NJEDA BONDS (Details 1) (USD $)	9 Months Ended
Dec. 31, 2012
Proceeds from Issuance of Debt	$ 415,500
Series A Note Proceeds [Member]
Proceeds from Issuance of Debt	366,000
Series B Note Proceeds [Member]
Proceeds from Issuance of Debt	$ 49,500